Public Offerings and Private Placements - Summary of Issuances of Common Shares (Detail) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended					12 Months Ended
	Nov. 27, 2017	May 31, 2017	Nov. 30, 2017	May 31, 2017	Jan. 31, 2017	Dec. 31, 2016	Aug. 31, 2014	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Subsidiary, Sale of Stock [Line Items]
Number of Common Stock Issued					2,155,172
Offering Price (In dollars per share)					$ 2.32
Gross Proceeds					$ 5,000			$ 0	$ 5,000	$ 0
Net Proceeds					5,000
Class A
Subsidiary, Sale of Stock [Line Items]
Aggregate amount of shares issued at market price									$ 13,521	$ 7,558
Continuous Offering
Subsidiary, Sale of Stock [Line Items]
Number of Common Stock Issued									3,800,000	3,020,000
Gross Proceeds									$ 8,826	$ 7,747
Net Proceeds									$ 8,521	$ 7,558
Continuous Offering | Minimum
Subsidiary, Sale of Stock [Line Items]
Offering Price (In dollars per share)						$ 2.38			$ 2.26	$ 2.38
Continuous Offering | Maximum
Subsidiary, Sale of Stock [Line Items]
Offering Price (In dollars per share)						$ 2.75			$ 2.41	$ 2.75
Continuous Offering | Maximum | Class A
Subsidiary, Sale of Stock [Line Items]
Aggregate amount of shares issued at market price					$ 80,000	$ 80,000
TIL
Subsidiary, Sale of Stock [Line Items]
Offering Price (In dollars per share)			$ 1.7
Gross Proceeds	$ 151,300		$ 151,262
Net Proceeds			$ 151,262
Percentage of voting interests acquired			88.70%
Business acquisition, common share price per share agreed upon (in Norwegian krone per share)	$ 1.7
TIL | Class A
Subsidiary, Sale of Stock [Line Items]
Number of Common Stock Issued	88,977,544		88,977,544
Purchase price consideration	$ 151,300		$ 151,300
Business acquisition, common share price per share agreed upon (in Norwegian krone per share)	$ 1.70		$ 1.70
TTOL
Subsidiary, Sale of Stock [Line Items]
Offering Price (In dollars per share)		$ 1.88		$ 1.88
Gross Proceeds				$ 25,897
Net Proceeds				$ 25,897
TTOL | Class B
Subsidiary, Sale of Stock [Line Items]
Number of Common Stock Issued				13,775,224
Purchase price consideration		$ 25,900		$ 25,900
Business acquisition, common share price per share agreed upon (in Norwegian krone per share)		$ 1.88		$ 1.88
Teekay Corporation
Subsidiary, Sale of Stock [Line Items]
Teekay's Ownership After the Offering					25.70%				28.80%	25.40%
Percentage of voting power held by parent						52.90%			54.10%	52.90%
Teekay Corporation | TIL
Subsidiary, Sale of Stock [Line Items]
Teekay's Ownership After the Offering			24.10%
Teekay Corporation | TIL | Class A
Subsidiary, Sale of Stock [Line Items]
Number of Common Stock Issued	8,250,000
Teekay Corporation | TTOL
Subsidiary, Sale of Stock [Line Items]
Teekay's Ownership After the Offering				31.40%
Entities Under Common Control | TTOL
Subsidiary, Sale of Stock [Line Items]
Percentage of voting interests acquired		50.00%		50.00%
Entities Under Common Control | Teekay Corporation | TTOL
Subsidiary, Sale of Stock [Line Items]
Percentage of voting interests acquired							50.00%		50.00%
Entities Under Common Control | Teekay Corporation | TTOL | Class B
Subsidiary, Sale of Stock [Line Items]
Number of Common Stock Issued		13,800,000					4,220,945
Offering Price (In dollars per share)							$ 4.03
Aggregate amount of shares issued at market price							$ 17,000